Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	¥ 3,674,931	¥ 2,758,020
Trade receivables	896,768	801,814
Receivables from financial services	1,694,113	1,794,654
Other financial assets	217,743	295,307
Inventories	1,918,548	1,545,600
Other current assets	439,322	383,696
Total current assets	8,841,425	7,579,091
Non-current assets:
Investments accounted for using the equity method	967,404	891,002
Receivables from financial services	3,740,383	3,619,896
Other financial assets	819,654	628,533
Intangible assets	849,507	818,763
Deferred tax assets	91,592	99,552
Other non-current assets	424,652	342,763
Total non-current assets	15,131,728	14,341,939
Total assets	23,973,153	21,921,030
Current liabilities:
Trade payables	1,236,233	1,088,061
Financing liabilities	3,118,304	3,005,624
Accrued expenses	375,601	415,106
Other financial liabilities	236,900	182,145
Income taxes payable	96,116	47,793
Provisions	268,388	362,151
Other current liabilities	672,857	614,577
Total current liabilities	6,004,399	5,715,457
Non-current liabilities:
Financing liabilities	4,984,252	4,715,361
Other financial liabilities	282,083	280,809
Retirement benefit liabilities	282,054	358,532
Provisions	253,625	278,890
Deferred tax liabilities	990,754	842,001
Other non-current liabilities	403,440	357,141
Total non-current liabilities	7,196,208	6,832,734
Total liabilities	13,200,607	12,548,191
Equity:
Common stock	86,067	86,067
Capital surplus	185,495	172,049
Treasury stock	(328,309)	(273,786)
Retained earnings	9,539,133	8,901,266
Other components of equity	990,438	196,710
Equity attributable to owners of the parent	10,472,824	9,082,306
Non-controlling interests	299,722	290,533
Total equity	10,772,546	9,372,839
Total liabilities and equity	23,973,153	21,921,030
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	5,159,129	4,919,916
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,079,407	¥ 3,021,514